Amounts receivable (Schedule of Amounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020
Trade and other current receivables [abstract]
Amounts due from government assistance and government loans	$ 16	$ 163
Sales tax receivable	576	376	311
Revenue from subcontracts			35
Other	10	1,035	303
Amounts receivable (note 5)	$ 602	$ 1,574	$ 649